Acquisition - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about business combination [line items]
Goodwill resulting from acquisition	$ 40,562	$ 40,562
Acquisition and integration costs incurred	$ 0	$ 43